Derivatives and Hedging - Foreign Currency Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Fair values included in other assets	$ 9,033	$ 5,386
Undesignated derivative instruments | Foreign exchange contracts
Derivative [Line Items]
Notional amount	587,300	347,600
Prepaid and other assets
Derivative [Line Items]
Fair values included in other assets	7,500	3,200
Accrued liabilities
Derivative [Line Items]
Fair values included in other liabilities	$ 2,400	$ 6,100